Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2022	Dec. 31, 2021		Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 2,483,000	$ 4,338,000		$ 4,839,000
Accounts receivable, net	17,474,000	14,268,000		13,126,000
Inventory	933,000	2,562,000		1,145,000
Prepaid expenses and other	10,583,000	1,835,000		3,314,000
Total current assets:	31,473,000	23,003,000		22,424,000
Property and equipment, net	782,000	805,000		846,000
Operating lease right-of-use asset	1,271,000	1,303,000		1,675,000
Intangibles, net	41,617,000	38,802,000		42,540,000
Goodwill	13,481,000	13,481,000		13,481,000
Long-term deposit	153,000	538,000		538,000
Total assets	88,777,000	77,932,000		81,504,000
Current liabilities:
Accounts payable	11,684,000	4,284,000		8,120,000
Accrued payroll	1,426,000	3,733,000		3,754,000
Accrued expenses	23,862,000	10,621,000		10,622,000
Current portion of deferred consideration	133,000	0
Current portion of debt	0	37,950,000		15,888,000
Related party payable	166,145,000	92,724,000		26,664,000
Related party note payable	47,108,000	19,608,000		13,008,000
Current portion of operating lease liabilities	717,000	500,000		424,000
Total current liabilities:	251,075,000	169,420,000		78,480,000
Long-term deferred consideration	3,517,000	0
Long-term debt, net	0	72,037,000		92,255,000
Related party note payable, net	62,717,000	23,503,000		15,403,000
Derivative liabilities	0	35,700,000		35,400,000
Operating lease liabilities	863,000	1,148,000		1,649,000
Warrant liability	0	35,700,000		35,400,000
Total liabilities	318,172,000	301,808,000		223,187,000
Commitments and contingencies (See Note 8)
Stockholders' Deficit:
Preferred stock, $0.0001 par value, 20,000,000 shares authorized; none issued or outstanding at September 30, 2022 and December 31, 2021	0	0		0
Common stock, $0.0001 par value, 350,000,000 shares authorized; 197,566,338 and 197,266,338 shares issued and outstanding at September 30, 2022 and December 31, 2021, respectively	20,000	20,000		20,000
Additional paid-in capital	128,615,000	128,654,000		122,423,000
Accumulated deficit	(358,030,000)	(352,550,000)		(264,126,000)
Total stockholders' deficit	(229,395,000)	(223,876,000)		(141,683,000)
Total liabilities and stockholders' deficit	88,777,000	77,932,000		81,504,000
Vickers Vantage [Member]
Current assets:
Prepaid expenses and other	130,788	4,536		0
Cash	34,961	507,921		30,511
Total current assets:	165,749	512,457		30,511
Deferred offering costs		0		168,973
Investments held in Trust Account – U.S. Treasury Securities Money Market Fund	101,293,086	139,410,739		0
Total assets	101,458,835	139,923,196		199,484
Current liabilities:
Total current liabilities:	809,292	208,704		180,760
Accounts payable and accrued expenses	809,292	208,704		0
Accrued offering costs		0		25,760
Advances from related party		0		30,000
Promissory note — related party		0		125,000
Convertible promissory notes — related party, net of discount	2,035,000	483,099		0
Conversion option liability	0	6,892
Simple promissory notes	2,971,667	0
Mandatorily redeemable ordinary shares liability
Warrant liability	1,162,800	3,351,600		0
Deferred underwriting fee payable	5,190,000	5,190,000		0
Total liabilities	12,168,759	9,240,295		180,760
Commitments and contingencies (See Note 8)
Stockholders' Deficit:
Preferred stock, $0.0001 par value, 20,000,000 shares authorized; none issued or outstanding at September 30, 2022 and December 31, 2021	0	0		0
Common stock, $0.0001 par value, 350,000,000 shares authorized; 197,566,338 and 197,266,338 shares issued and outstanding at September 30, 2022 and December 31, 2021, respectively	345	345	[1]	345	[1]
Additional paid-in capital				24,655
Accumulated deficit	(12,003,355)	(8,697,444)		(6,276)
Ordinary shares subject to possible redemption 9,726,395 and 13,800,000 as of September 30, 2022 and December 31, 2021, respectively, at redemption value of $10.41 and $10.00, respectively, per share	101,293,086	139,380,000		0
Total stockholders' deficit	(12,003,010)	(8,697,099)		18,724
Total liabilities and stockholders' deficit	$ 101,458,835	$ 139,923,196		$ 199,484

[1]	At December 31, 2020, includes an aggregate of up to 450,000 ordinary shares that are subject to forfeiture depending on the extent to which the underwriters’ over-allotment option is exercised (see Note 6). On January 6, 2021, the Company effected a share capitalization of 0.2 shares for each share outstanding, resulting in 3,450,000 ordinary shares issued and outstanding (see Note 6). All share and per share amounts have been retroactively restated to reflect the share capitalization. As a result of the underwriters’ full exercise of their overallotment option on January 11, 2021, no shares were forfeited.